ACCOUNTS PAYABLE AND ACCRUED EXPENSES:	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

5. ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

The following table represents the major components of accounts payable and accrued expenses:

	(Unaudited)
	July 31, 2012	October 31, 2011
Accounts Payable	$4,947,357	$4,778,508
Salaries and other compensation	696,645	531,040
Clinical Trial	56,468	-
Vendors	77,512	-
Consultants	32,200	32,200
Financing Costs	140,492	-
Legal	81,231	46,346
Other	21,768	8,500
	$6,053,853	$5,396,594

4. ACCRUED EXPENSES:

The following table represents the major components of accrued expenses:

	October 31, 2011	October 31, 2010
Salaries and other compensation	$531,041	$500,927
Sponsored Research Agreement	-	119,698
Clinical Research Organization (CRO)	2,358,247	-
Consultants	32,200	18,000
Legal	46,346
Other	8,500	8,500
	$2,976,334	$647,125